UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment [ X ]; Amendment Number:  2
                                                  ---
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
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           GREENWICH, CT 06902
           --------------------------------------------------

Form 13F File Number:    -
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           --------------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
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Phone:     (203) 422-2160
           --------------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons    Greenwich, Connecticut  February 14, 2001
--------------------   ----------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:        $82,885
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.         NONE


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
                           Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6         COLUMN 7        COLUMN 8
-------------------------      ------------  ---------- ---------  ----------   ------------      -----------   -----------------
                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE SHARED   NONE
--------------------------   ----------------  ------- ---------  ----------  --------  ---------  --------   ----- ------   ----
COMCAST CORP                   CL A SPL      200300200   13,460     332,391               YES         NO       X
AT&T CORP                      COM LIB GRP A 001957208   12,182     898,230               YES         NO       X
CABLEVISION SYS CORP           CL A          12686C109   10,465     123,205               YES         NO       X
TIME WARNER INC                COM           887315109    7,999     153,122               YES         NO       X
AMERICAN TOWER CORP            CL A          029912201    6,464     170,671               YES         NO       X
HARCOURT GEN INC               COM           41163G101    4,480      78,320               YES         NO       X
UNIVISION COMMUNICATIONS INC   CL A          914906102    4,094     100,000               YES         NO       X
GEMSTAR-TV GUIDE INTL INC      COM           36866W106    3,092      67,044               YES         NO       X
COMCAST CORP                   CL A          200300101    2,880      69,722               YES         NO       X
EXODUS COMMUNICATIONS INC      COM           302088109    2,584     129,200               YES         NO       X
GANNETT INC                    COM           364730101    2,100      33,294               YES         NO       X
CLEAR CHANNEL COMMUNICATIONS   COM           184502102    2,069      42,717               YES         NO       X
BELLSOUTH CORP                 COM           079860102    1,989      48,593               YES         NO       X
LUCENT TECHNOLOGIES INC        COM           549463107    1,768     130,984               YES         NO       X
WINSTAR COMMUNICATIONS         COM           975515107    1,589     135,982               YES         NO       X
LEVEL 3 COMMUNICATIONS INC     COM           52729N100    1,448      44,128               YES         NO       X
NTL INC                        COM           629407107    1,360      56,820               YES         NO       X
ALLEGIANCE TELECOM INC         COM           01747T102      879      39,500               YES         NO       X
ACTV INC                       COM           00088E104      784     184,544               YES         NO       X
CMGI INC                       COM           125750109      631     112,824               YES         NO       X
EPICEDGE INC                   COM           29426X102      431   1,150,000               YES         NO       X
VERSO TECHNOLOGIES             COM           925317109      137      91,074               YES         NO       X